Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Income
Interest income	$ 2,650	$ 720	$ 427
Total financial income	2,650	720	427
Financial Costs
Amortization and write-off of deferred loan/bond issuance costs and premium	12,398	35,141	11,355
Interest expense on loans and realized loss on cash flow hedges	85,813	76,495	68,253
Interest expense on Bonds and realized loss on cross currency swaps	27,085	11,723	11,331
Finance lease charge	10,875	9,367
Loss arising on NOK Bonds repurchase at a premium (Note 13)	1,459	2,120
Other financial costs	1,551	2,470	1,017
Total financial costs	$ 139,181	137,316	$ 91,956
Write-off of unamortized deferred loan and bond issuance costs in connection with the loan and bond refinancings is included in line item "Amortization and write-off of deferred loan/bond issuance costs and premium"		$ 23,097